Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2012
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUDIX
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUDEX